World Color Press Insolvency Proceedings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 02, 2010
Bankruptcy Claims [Line Items]
Amounts owing in satisfaction of bankruptcy claims	$ 2.5	$ 9.3
Bankruptcy claims, cumulative amount of unsecured notes issued to settle claims	33.2
Short-term restricted cash	4.5	14.8
Long-term restricted cash	51.5	45.7
Restricted Cash [Roll Forward]
Increase (decrease) in restricted cash	4.5	15.4	24.6
Increase Decrease in Restricted Cash Non Cash Adjustments	0
Increase (Decrease) in Unsecured Note [Roll Forward]
Unsecured Notes to be Issued, beginning of year	23.8	38.7		51.2
Bankruptcy Claims, Amount of Unsecured Notes Issued to Settle Claims	(4.5)	(14.9)
Bankruptcy Claims Non Cash Adjustments Related to Settlement Claims	(1.3)
Unsecured Notes to be Issued, end of year	18.0	23.8	38.7	51.2
Priority Cash Recovery [Member]
Bankruptcy Claims [Line Items]
Amounts owing in satisfaction of bankruptcy claims	2.5	9.3
Class 3 Claims Unsecured Note Recovery [Member]
Bankruptcy Claims [Line Items]
Bankruptcy claims, percentage of unsecured note of allowed class 3 claim				50.00%
Bankruptcy claims, amount of unsecured note threshold				75.0
Bankruptcy claims, amount of claims threshold				150.0
Bankruptcy claims, prepayment redemption premium				5.00%
Restricted Cash [Roll Forward]
Increase (decrease) in restricted cash	(4.5)	(14.9)
Defeasance of Unsecured Notes to be Issued [Member]
Restricted Cash [Roll Forward]
Restricted cash and cash equivalents, beginning of year				89.2
Restricted cash and cash equivalents, end of year	$ 56.0	$ 60.5	$ 75.4	$ 89.2